Schedule of Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 236,491
Discount	(94,796)
Total	141,695	$ 8,609	$ 15,324
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	58,919
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	57,488
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	59,163
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total future minimum lease payments	$ 60,921